Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the full fiscal year or any future period.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”), and include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Significant Accounting Policies

Significant Accounting Policies

The Company’s significant accounting policies, including the recent accounting pronouncements adopted and recently issued accounting standards not yet adopted, are described in Note 2 of the “Basis of Presentation and Summary of Significant Accounting Policies” to the audited consolidated financial statements as of and for the fiscal years ended December 31, 2025 and 2024, included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on April 16, 2026. There have been no material changes to these policies during the three months ended March 31, 2026.

Segment Reporting

Segment Reporting

The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of financial performance review and allocation of resources. Net loss is the primary measure of segment profit or loss that the CODM reviews when assessing consolidated performance. Revenue from customers and significant segment expenses are presented in the Company's condensed consolidated statements of operations. The CODM does not evaluate segment performance using balance sheet information. All of the Company’s long-lived assets and revenue are concentrated in the United States.

Segment Reporting

The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of financial performance review and allocation of resources. Net loss is the primary measure of segment profit or loss that the CODM reviews when assessing consolidated performance. Revenue from customers and significant segment expenses are presented in the Company’s consolidated statements of operations. The CODM does not evaluate segment performance using balance sheet information. Substantially all of the Company’s long-lived assets and revenue are concentrated in the United States.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the Company’s condensed consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions including, but not limited to determination of allowance for credit losses, valuation of inventory, valuation and estimated useful life long-lived assets, valuation of SAFE liability, valuation of derivative liability, valuation of common stock and preferred stock warrants, stock-based compensation, the incremental borrowing rate applied to leases, and income tax related estimates. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions including, but not limited to determination of allowance for credit losses, valuation of inventory, valuation and estimated useful life long-lived assets, valuation of SAFE liability, valuation of derivative liability, valuation of common stock and preferred stock warrants, valuation of common stock, stock-based compensation, the incremental borrowing rate applied to leases, and income tax related estimates. Actual results could differ materially from those estimates.

Deferred Transaction Costs

Deferred Transaction Costs

Deferred transaction costs consist of legal, accounting, placement agent fees, and other direct and incremental costs incurred in connection with the Company's reverse recapitalization transaction. Such costs are deferred and capitalized until the completion of the transaction, at which time they will be recorded as additional paid-in capital. In the event the transaction is not completed, the deferred transaction costs would be expensed in the period the transaction is determined to be no longer probable.

During the three months ended March 31, 2026, the Company incurred $906 of transaction costs related to the reverse recapitalization, which were capitalized and included within other non-current assets on the condensed consolidated balance sheets as of March 31, 2026. No transaction costs were incurred during the three months ended March 31, 2025.

Significant Customers

Significant Customers

The following table summarizes customers that accounted for 10% or more of revenue or accounts receivable:

	Revenue		Accounts Receivable
	Three Months Ended March 31,		As of March 31,	As of December 31,
	2026	2025	2026	2025
Customer A	36%	10%	20%	20%
Customer B	25%	14%	53%	49%
Customer C	18%	*	14%	18%
Customer D	17%	*	10%	11%
Customer E	*	62%	*	*

*	Represents less than 10%

Significant Customers

The following table summarizes customers that accounted for 10% or more of revenue or accounts receivable:

	Revenue		Accounts Receivable
	For the year ended December 31,		As of December 31,
	2025	2024	2025	2024
Customer A	29%	*	*	*
Customer B	22%	29%	20%	*
Customer C	13%	16%	18%	*
Customer D	13%	16%	11%	*
Customer E	22%	37%	49%	87%

*	Represents less than 10%

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are stated net of an allowance for credit losses. The following table summarizes accounts receivable, net (in thousands):

	March 31, 2026	December 31, 2025
Gross accounts receivable	$1,329	$3,382
Allowance for credit losses	—	(2,129)
Accounts receivable, net	$1,329	$1,253

The allowance for credit losses is estimated using historical collection experience, the aging of receivables, customer-specific information, current economic conditions, and management's expectations regarding collectability. Receivables sharing similar risk characteristics are evaluated collectively, while receivables exhibiting specific credit risk indicators are evaluated individually.

No provision for credit losses was recognized during the three months ended March 31, 2026 or March 31, 2025.

Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount and are presented net of an allowance for credit losses. The Company maintains an allowance for expected credit losses to reflect amounts not expected to be collected.

The allowance is estimated using historical collection experience, the aging of receivables, customer-specific information, current economic conditions, and management’s expectations regarding collectability. Receivables that exhibit specific credit risk characteristics are evaluated individually, while other receivables are evaluated collectively when they share similar risk characteristics. Changes in the allowance for credit losses are recognized in operating expenses. Accounts are written off when management determines that no reasonable expectation of recovery exists.

As of December 31, 2024, accounts receivable totaled $2.7 million and no allowance for credit losses was recorded, as management did not identify customer-specific credit deterioration or other indicators requiring a reserve at that time.

As of December 31, 2025, accounts receivable totaled $3.4 million and the Company recorded an allowance for credit losses of $2.1 million, resulting in net accounts receivable of $1.3 million. The allowance recorded during 2025 primarily relates to specific customers that were evaluated individually due to credit deterioration and updated expectations regarding collectability.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when control of goods or services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. Revenue is recognized either at a point in time or over time depending on the nature of the performance obligation.

The Company generates revenues primarily from (i) diagnostic drug and medical radioisotopes sales, (ii) cyclotron system sales (including installation, acceptance and spare parts), and (iii) consulting services and system support services.

The following table presents revenue disaggregated by major product and service lines for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Diagnostic drug and medical radioisotopes sales	$1,071	$990
Cyclotron system sales	—	1,600
Total	$1,071	$2,590

The Company’s performance obligations are typically part of contracts that have an original expected duration of one year or less. As such, the Company does not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of the end of the reporting period. The Company did not record any revenue related to performance obligations satisfied (or partially satisfied) during the three months ended March 31, 2026 and 2025.

Revenue Recognition

The Company recognizes revenue when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company applies the following five-step model in accounting for revenue arrangements: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when (or as) the Company satisfies a performance obligation.

The Company accounts for contracts with customers when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights regarding products or services to be transferred are identified, payment terms are identified, the contract has commercial substance and collection of the consideration is probable. The Company utilizes written contracts as a means to establish the terms and conditions by which products and consulting services are sold to customers.

Performance obligations are promises in a contract to transfer distinct products or services to customers and are the unit of account. A product or service is a distinct performance obligation if the customer can both benefit from the product or service either on its own or together with resources that are readily available to the customer and is separately identifiable from other items with the context of the contract. Performance obligations are satisfied by transferring control of the product or service to customers. Control of the product or service is transferred either at a point in time or over time depending on the performance obligation.

Other income (expense), net

Other income (expense), net

Other income (expense) , net consists of changes in the fair value of the Company's financial instruments measured at fair value, including the SAFE liability, preferred stock warrant liability, and derivative liabilities, losses recognized upon the issuance of equity-classified instruments where the aggregate fair value of instruments issued exceeds the proceeds received, and other non-operating gains and losses incidental to the Company's primary business activities. Changes in fair value of these instruments are recognized immediately in earnings as a component of other income (expense) , net in the condensed consolidated statements of operations.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on total operating expenses, net loss, or cash flows as previously reported.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with an original maturity of three months or less at the date of acquisition to be cash equivalents. Cash and cash equivalents consist primarily of deposits held with financial institutions.

Restricted cash consists of (i) a certificate of deposit pledged as collateral under certain contractual arrangements, which is classified as long-term restricted cash, and (ii) funds subject to regulatory restrictions administered by the Office of Foreign Assets Control (“OFAC”), which are classified as short-term restricted cash based on the expected duration of the restriction. Short-term restricted cash is included in prepaid and other current assets on the consolidated balance sheets.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable and a loan receivable. The Company maintains cash and cash equivalents with high-quality financial institutions. For accounts receivable and loan receivable, the Company is exposed to credit risk in the event of nonpayment by customers up to the amounts recorded on the consolidated balance sheets. The Company manages its credit risk through ongoing credit evaluation of its customers’ financial conditions. The Company generally does not require collateral from its customers. Information regarding revenue and customer concentration is presented below under “Significant Customers.”

Loan Receivable, Net

Loan Receivable, Net

In September 2022, the Company entered into a secured loan agreement with a significant customer, which also had outstanding trade receivable balances that were evaluated separately for collectability. The agreement provided for borrowings up to an aggregate principal amount of $2.0 million. The loan bore interest at a rate of 2.88% per annum and matured in September 2025. If an event of default shall occur, the outstanding amount shall bear an additional interest at a rate of 5% per annum.

As of December 31, 2024, the outstanding principal balance of the loan receivable was $1.6 million. Accrued interest receivable of $48 was recorded separately within prepaid expenses and other current assets in the consolidated balance sheets.

The loan matured in September 2025 and was not repaid. The borrower’s failure to remit payment upon maturity was considered an indicator of credit deterioration during 2025. Based on management’s evaluation of the collectability including consideration of the underlying collateral and the borrower’s financial condition, the Company recorded an allowance for credit losses during the year ended December 31, 2025 equal to the full remaining balance of the loan and related accrued interest receivable of $1.7 million. The Company continues to pursue available legal remedies and enforcement of its contractual rights.

Inventory, Net

Inventory, Net

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out. Inventory is written down based on regular reviews of inventory quantities on hand, historical usage, and anticipated future product demand.

The Company’s business model is continuing to evolve toward use of its cyclotron systems in Company owned diagnostic drug production sites. Because of this evolution, a significant portion of the inventory is expected to be capitalized into property and equipment as the cyclotron systems are completed. Accordingly, as of December 31, 2025 and 2024, the Company classified $3.1 million and $3.7 million of inventory as non-current in the consolidated balance sheets, respectively. Inventory classified as current in the consolidated balance sheets is expected to be sold or used in the subsequent fiscal year.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred, and leasehold improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the consolidated balance sheets and any resulting gain or loss is reflected in the consolidated statements of operations in the period realized.

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets in accordance with the following table:

Fixed asset category	Estimated useful life
Computer equipment	3 years
Computer software	3 – 5 years
Production and laboratory equipment	5 years
Specialized Technical Equipment	20 years
Cyclotron systems	20 years
Leasehold improvements	Shorter of the useful life of the leasehold improvement or the remaining term of the lease

Leases

Leases

The Company determines if an arrangement is a lease, or contains a lease, at inception. The Company recognizes on its consolidated balance sheets operating lease liabilities representing the present value of future lease payments and an associated operating lease right-of-use (“ROU”) asset for any operating lease with a term greater than one year. Short-term leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets and are recognized on a straight-line basis over the lease term. As the Company leases do not provide an implicit rate, the Company generally uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowings over a term similar to the lease arrangement. When determining the lease term, the Company considers renewal options that it is reasonably certain to exercise and termination options that the Company is reasonably certain not to exercise, in addition to the non-cancellable period of the lease. Significant judgement is required in determining the incremental collateralized borrowing rate. Lease expense is recognized on a straight-line basis over the lease term.

Asset Retirement Obligation

Asset Retirement Obligation

The Company recognizes asset retirement obligations (“AROs”) for legal obligations associated with the retirement of tangible long-lived assets when the obligation is incurred and the amount can be reasonably estimated. The liability is initially recorded at fair value, with a corresponding increase to the carrying amount of the related asset. The capitalized cost is depreciated over the asset’s useful life.

The ARO liability is subsequently accreted to reflect the passage of time, with accretion expense recognized in operating expenses. The Company reviews its AROs each reporting period for changes in estimated cash flows or timing of settlement and adjusts the liability and related asset accordingly. Upon settlement, any difference between the recorded liability and the actual costs incurred is recognized in the consolidated statements of operations.

Long-Lived Assets

Long-Lived Assets

The Company regularly evaluates whether events or changes in circumstances have occurred that indicate that the carrying amount of long-lived assets may not be recoverable. When factors indicate that these long-lived assets should be evaluated for impairment, the Company compares the carrying amounts to future net undiscounted cash flows expected to be generated by such assets and evaluates the estimated remaining useful lives and whether events or changes in circumstances warrant a revision to the remaining periods of depreciation. Should impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s fair value. There was no impairment of long-lived assets for the years ended December 31, 2025 and 2024, respectively.

Disaggregation of Revenue

Disaggregation of Revenue

The Company generates revenues primarily from (i) diagnostic drug and medical radioisotopes sales, (ii) cyclotron system sales (including installation, acceptance and spare parts), and (iii) consulting services and system support services.

Diagnostic drug and medical radioisotopes sales: Under diagnostic drug and medical radioisotopes sales arrangements, customers obtain the right to order and receive doses during standard business hours. The Company considers the customer purchase orders or contractual forecasts (which are governed by master sales agreements or supply agreement) as contracts with customers. Each dose, isotopes, or shipment thereof, qualifies as a distinct performance obligation. Control transfers to the customer upon delivery of the doses or isotopes, at which point revenue is recognized

Cyclotron system sales (including installation, acceptance, and spare parts): Under cyclotron system sales arrangements, the Company delivers a cyclotron system and performs installation and other specified tasks to verify functionality in accordance with agreed specifications. These activities are not separately identifiable from the delivered system and therefore are combined into a single performance obligation. The Company’s performance obligation is satisfied, and control of the system transfers to the customer, upon completion of these tasks and receipt of formal customer acceptance. Accordingly, revenue is recognized at the point in time when customer acceptance is obtained.

Additionally, the Company sells spare parts to customers at prevailing market prices; revenue from spare parts is recognized upon delivery, when control transfers to the customer.

Consulting services and system support services: Under consulting and system support arrangements, the Company agrees to provide services for a fixed price. Revenue is recognized over time as the services are performed, as the customer simultaneously receives and consumes the benefits of the Company’s performance. The Company measures progress toward satisfaction of the performance obligation using the cost-to-cost input method, whereby revenue is recognized based on the ratio of costs incurred to date relative to total estimated costs for the arrangement. The Company updates estimates of total expected costs as facts and circumstances change. Further, the changes in the measure of progress are recorded as cumulative catch-up adjustments in the period of change.

The following table presents revenue disaggregated by major product and service lines for the years ended December 31, 2025 and 2024:

	2025	2024
Diagnostic drug and medical radioisotopes sales	$4,268	$3,538
Cyclotron system sales	1,743	3
Consulting services and system support services	1	44
Total	$6,012	$3,585

The Company’s performance obligations are typically part of contracts that have an original expected duration of one year or less. As such, the Company does not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of the end of the reporting period. The Company did not record any revenue related to performance obligations satisfied (or partially satisfied) in previous periods during the years ended December 31, 2025 and 2024.

Costs Incurred to Obtain Revenue Contracts

Costs Incurred to Obtain Revenue Contracts

The Company’s incremental costs of obtaining a contract primarily consist of sales commissions. Because the majority of the Company’s contracts are short-term, these commissions are generally expensed as incurred, as the period of expected benefit is less than one year. Such costs are recorded within selling, general, and administrative expenses in the consolidated statements of operations.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of costs associated with the manufacture and delivery of the Company’s products and related services, including materials and components, personnel-related costs, depreciation of equipment used in service delivery, hosting and cloud infrastructure costs, and other costs directly attributable to revenue-generating activities. Shipping and handling costs and tariffs are included in the cost of revenue.

Research and Development

Research and Development

Costs of research and development, including direct and allocated expenses, are expensed as incurred. The types of costs classified as research and development include salaries of technical staff, consultant fees, outside services, supplies and prototypes, facilities related expenses and software development costs.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation, which requires all stock-based payments awards to employees, non-employees and directors, to be recognized in the consolidated statements of operations based on their fair values on the date of grant over the requisite service period, which is generally the vesting period of the respective award. Generally, the Company issues stock option awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. Forfeitures are accounted for as they occur.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model, which requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the award, the risk-free interest rate, and expected dividends, as described in Note 14 Stock Option Plan.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms. For warrants that meet all the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For warrants that do not meet all the criteria for equity classification are recorded in other long-term liabilities on the consolidated balance sheets. Liability-classified warrants are required to be recorded at their fair value on the date of issuance, and at their fair value at each balance sheet date thereafter. Changes in the fair value of the warrant liabilities are recorded in other expense, net in the consolidated statements of operations. The Company values the aggregate equity value and allocates the value to the appropriate classes of equity through the use of the Black-Scholes option pricing model. The value of the warrants is derived through this equity allocation. Certain assumptions used in the model include expected volatility, dividend yield and risk-free interest rate.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company must assess the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more-likely-than-not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merit, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company records interest and penalties related to income taxes as a component of provision for income taxes.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholder by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, certain common stock warrants, redeemable convertible preferred stock, stock options, convertible notes, SAFE liability, and warrants to purchase redeemable convertible preferred stock on an as-converted basis are considered to be potentially dilutive securities. Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class method required for participating securities, as the redeemable convertible preferred stock is considered a participating security because it participates in dividends with common stock. The holders of redeemable convertible preferred stock do not have a contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. Because the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amended guidance requires incremental reportable segment disclosures, primarily about significant segment expenses. The amendments also require entities with a single reportable segment to provide all disclosures required by these amendments, and all existing segment disclosures. The amendments do not change how an entity identifies its operating segments, aggregates those operating segments, or applies quantitative thresholds to determine its reportable segments. The amendments are effective for annual periods beginning after December 15, 2023 on a retrospective basis, and interim periods within fiscal years beginning after December 15, 2024. See Segment Reporting, within Note 2 for related disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply the ASU retrospectively. See Note 16, Income Taxes, for disclosures related to the adoption of this ASU.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). The guidance requires public companies to disclose, in the notes to the financial statements, disaggregated information about certain natural expense categories (such as employee compensation, depreciation, and purchases of inventory) included within relevant income statement captions. The amendments do not change recognition or presentation on the face of the income statement but expand the related footnote disclosures. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, on a prospective basis with the option to apply the ASU retrospectively. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.